Supplement to New York Spinnaker Prospectus
            Supplement dated May 1, 2009
     to Prospectus dated June 16, 1997 as supplemented

   The disclosure set forth below replaces and updates the information under the heading "EXPENSE TABLE" found in the prospectus and any prior supplements.

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        FIRST SYMETRA SEPARATE ACCOUNT S EXPENSE TABLE
===================================================================
OWNER TRANSACTION EXPENSES
Contingent Deferred Sales Charge (as a percentage of the amount withdrawn)
 No charge for first 10% of contract value withdrawn in a contract year. Thereafter, the charge is:
	year 1	8%	year 4	5%	year 7	2%
	year 2	7%	year 5	4%	year 8	1%
	year 3	6%	year 6	3%	year 9+	0%

Withdrawal Charge
 No charge for first withdrawal in a contract year; thereafter, the charge is $25 per withdrawal or, if less, 2% of the amount of the withdrawal.

Transfer Charge
 No charge for first 12 transfers in a contract year; thereafter, the charge is $10 per transfer or, if less, 2% of the amount transferred.

ANNUAL ADMINISTRATION MAINTENANCE CHARGE
 $30 per contract per contract year.
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SEPARATE ACCOUNT ANNUAL EXPENSES		Mortality and Expense Risk Charge		1.25%
(as a percentage of average account value)	Asset Related Administration Charge	 	0.15%
												-----
						Total Separate Account Annual Expenses		1.40%
												=====
=====================================================================================================

The Portfolio Operating Expenses Table shows the annual operating expenses separately for each portfolio (also referred to as the fund) for the fiscal year ended December 31, 2008.  The table below shows the Total Annual Portfolio Operating Expenses and for those portfolios where a contractual  agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Operating Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, First Symetra may receive an asset based administrative fee from the fund's advisor or distributor.  These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios.
In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment
Company Act of 1940.  Such distribution or "12b-1" fees are disclosed in the table below.

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								 Other 				        Net Total
								 Expenses				Annual
								 including    Total       Contractual   Portfolio
							         Acquired     Annual      Expense	Operating
PORTFOLIO EXPENSES		   Management  Distribution      Fund         Portfolio   Waiver or	Expenses (After
(as a percentage of 		      Fees     Service (12b-1)   Expenses     Operating   Other		any acquired
average net assets)			       Fees	                      Expenses 	  Reimburse-	fund fees or
											  ment		reimbursement
													and waiver
	    	    	        									agreements)
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American Century VP Balanced 	   0.90% (1)	None		0.01% (2)	0.91%	  None		0.91%
 Fund
American Century VP International  1.34% (3)	None		0.01% (2)	1.35%	  None		1.35%
 Fund
Federated Capital Income           0.75% (5)	None		1.16% (6) (7)	1.91%	  -0.63%	1.28%
 Fund II (4)
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Federated High Income Bond         0.60%	None		0.44% (9)	1.04%	  -0.25%	0.79%
 Fund II - Primary Shares (8)
Federated International Equity     1.00% (11)	None		1.05% (12)	2.05%	  -0.48%	1.57%
 Fund  II (10)
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ING Global Resources Portfolio -   0.64%	0.25%		None		0.89%	   None		0.89%
 Class S
ING JPMorgan Emerging Markets      1.25%	None		None		1.25%	   None		1.25%
 Equity Portfolio - Class I

Pioneer Bond VCT Portfolio -       0.50%	None		0.26%		0.76%	  -0.14%	0.62% (13)
 Class I Shares
Pioneer Fund VCT Portfolio - 	   0.65%	None		0.09%		0.74%	   None		0.74%
 Class I Shares
Pioneer Growth Opportunities       0.74%	None		0.17%		0.91% (14)  -0.06%	0.85% (15)
 VCT Portfolio  - Class I Shares
Pioneer Mid Cap Value  VCT 	   0.65%	None		0.12%		0.77%	    None	0.77%
 Portfolio - Class I Shares
Pioneer Money Market VCT Portfolio 0.40%	None		0.37%		0.77%	    None	0.77%
 - Class I Shares

The above portfolio expenses were provided by the portfolios. We have not independently verified the accuracy of the information.
   1 The fund pays the advisor a single, unified management fee for arranging all services necessary for the fund to operate. The fee shown is based on assets during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's unified management fee rate generally decreases as strategy assets increase and increases as strategy assets decrease. For more information about the unified management fee, including an explanation of strategy assets, see The Investment Advisor under Management in the American
Century VP Balanced Fund prospectus.

  2 Other expenses include the fees and expenses of the fund's independent directors and their legal counsel, interest, and, if applicable, acquired fund fees and expenses.

  3  The fund pays the advisor a single, unified management fee for arranging all services necessary for the fund to operate. The fee shown is based on assets during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's unified management fee rate generally decreases as strategy assets increase and increases as strategy assets decrease. The fee shown has been restated to reflect current fees. As a result, the Total Annual Fund Operating Expenses in this table differ from those shown in the
Financial Highlights.  For more information about the unified management fee, including an explanation of strategy assets, see The Investment Advisor under Management in the American Century VP International Fund
prospectus.

  4 The percentages shown are based on expenses for the entire fiscal year ended December 31, 2008. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the
Adviser and administrator waived and/or reimbursed, and the shareholder services provider did not charge, certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2008.  For Federated Capital Income Fund II the Total Waivers, Reimbursement and Reduction
of Fund Expenses was 0.63%  with the Total Actual Annual Fund Operating Expenses (after waivers, reimbursement and reduction) being 1.28%.

  5 The Adviser voluntarily waived and reimbursed a portion of the management fee. The Adviser can terminate this voluntary waiver and reimbursement at any time. The management fee paid by the Fund (after the voluntary waiver and reimbursement) was 0.44% for the fiscal year ended December 31, 2008.

  6 Includes a shareholder services fee/account administration fee which is used to compensate  intermediaries for shareholder services or account administrative services. Please see "Payments to Financial Intermediaries"
herein. The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. In addition, the shareholder services provider did not charge, and therefore the Fund did not accrue, its fee. This reduction can be terminated at any time. Total other expenses paid by the Fund (after the voluntary waiver and reduction) were 0.69% for the fiscal year ended December 31,
2008.

  7 The Fund's shareholders indirectly bear the expenses of the acquired funds which the Fund invests. The
Fund's indirect expense from investing in the acquired funds is based upon the average allocation of the
Fund's investment in the acquired funds and upon the actual total operating expenses of the acquired funds from their most recent shareholder reports (including any current waiver) for the fiscal year ended December 31,
2008. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of Fund assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

  8 The percentages shown are based on expenses for the entire fiscal year ended December 31, 2008. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the
Adviser and administrator waived and/or reimbursed, and the shareholder services provider did not charge, certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2008.  For Federated High Income Bond Fund II the Total Reduction of Fund Expenses was
0.25%  with the Total Actual Annual Fund Operating Expenses (after reduction) being 0.79%.

  9 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Please see "Payments to Financial Intermediaries"
herein. The shareholder services provider did not charge, and therefore the Fund's Primary Shares did not accrue, its fee. This reduction can be terminated at any time. Total other expenses paid by the Fund's Primary
Shares (after the voluntary reduction) were 0.19% for the fiscal year ended December 31, 2008.

  10 The percentages shown are based on expenses for the entire fiscal year ended December 31, 2008. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator waived certain amounts.  In addition, the shareholder services provider did not charge its fee. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2008.  For Federated International Equity Fund II the Total Waivers and Reduction of
Fund Expenses was 0.48% with the Total Actual Annual Fund Operating Expenses (after waivers and reduction)
being 1.57%.

  11 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.82% for the fiscal year ended December 31, 2008.

  12 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Please see "Payments to Financial Intermediaries"
herein.  Also includes amounts the Fund incurred indirectly from investing in other investment companies.
For the fiscal year ended December 31, 2008, these "Acquired Fund Fees and Expenses" were less than 0.01%.
The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. In addition, the shareholder services provider did not charge, and therefore the Fund did not accrue, its fee. This reduction can be terminated at any time. Total other expenses paid by the
Fund (after the voluntary waiver and reduction) were 0.75% for the fiscal year ended December 31, 2008.

  13 The expenses in the table above reflect the contractual expense limitation in effect through May 1,
2010 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 0.62% of the average daily net assets attributable to Class I shares.  Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed 0.01% annually. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2010.  See the statement of additional information for details regarding the expense limitation agreement.

  14 Acquired fund fees and expenses include fees and expenses incurred indirectly by the portfolio as a result of its investment in other companies.  Total annual portfolio operating expenses in the table may be higher than the corresponding ratio of expenses to average net assets shown in the "Financial highlights"
section, which does not include acquired portfolio fees and expenses.

  15 The expenses in the table above reflect the contractual expense limitation in effect through May 1,
2010 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 0.85% of the average daily net assets attributable to Class I shares. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed 0.01% annually. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2010.  See the statement of additional information for details regarding the expense limitation agreement.



Explanation of Expense Table
	1.	The purpose of the Expense Table is to show the various expenses you will incur directly
		and indirectly by investing in the contract.  The Expense Table reflects expenses of the
		Separate Account as well as the portfolios.  Changes to the portfolio expenses affect
		the results of the expense Examples in your prospectus and any previous supplements.
		Although we have chosen not to update the Examples here, they still generally show how
		expenses and charges affect your contract value.
	2.	There are situations where all or some of the owner transaction expenses do not apply.
		See "Deductions Under the Contracts" for a complete discussion.

You may request free copies of the First Symetra financial statements by calling us at 1-800-796-3872 or by visiting our website at www.symetra.com/ny.

                Supplement to New York Spinnaker Prospectus
                    dated June 16, 1997 as supplemented

                     Supplement dated April 30, 2009

The disclosure set forth below is added to the prospectus under the Section entitled
"TAX STATUS."

Effective on January 1, 2009, new Department of Treasury 403(b) regulations went into effect.  The new regulations generally require employers offering 403(b) plans (also referred to as Tax Shelter Annuities ("TSAs")) to maintain those plans pursuant to a written plan document and to coordinate administration of the plans.  Depending on the employer's written plan, there may be restrictions on the availability of loans, distributions, transfers and exchanges.

If your Contract is issued pursuant to a 403(b) plan, we generally are required to confirm with your 403(b) plan sponsor that your Purchase Payments to or surrender, withdrawals, transfers or loans from your Contract comply with applicable tax requirements before we process those transactions and to decline Purchase Payments or requests that are not in compliance.  These transactions cannot be processed until all information required under the tax law is received.  By directing Purchase Payments to the Contract or requesting any one of these payments, you consent to the sharing of confidential information about you, the Contract, and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Prior to the effective date of the final regulations, participants in 403(b) plans could transfer one annuity or custodial account to another under a tax-deferred transfer (also called a "90-24 transfer").  The new regulations affect these 90-24 transfers.  If the 90-24 transfer occurred after September 24, 2007, and it did not comply with the new regulations, then the transfer could become taxable on or after January 1, 2009.  Also, if additional contributions were made to the Contract after September 24, 2007, then the transfer may become taxable on or after January 1, 2009.

As a general matter, all Contracts that have received plan contributions after 2004 are required to be included in the 403(b) and subject to your employer's administration.  The new rules are complex, and this discussion is not intended as tax advice.  The IRS continues to issue guidance and clarification regarding the new rules.  Some rules may be subject to difference interpretations.  You should consult your own tax advisor or your employer to discuss the new regulations.
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